Selected Quarterly Results of Operations - Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 845,225	$ 841,332	$ 832,938	$ 826,359	$ 822,128	$ 808,837	$ 808,928	$ 807,010	$ 3,345,854	$ 3,246,903	$ 3,177,728
Operating income	122,876	123,164	122,855	112,657	113,501	110,051	109,872	109,048	481,552	442,472	404,364
Net income	$ 88,954	$ 119,558	$ 104,912	$ 99,015	$ 98,021	$ 98,749	$ 101,870	$ 92,731	$ 412,439	$ 391,371	$ 346,665
Basic earnings per share	$ 0.55	$ 0.74	$ 0.65	$ 0.61	$ 0.60	$ 0.59	$ 0.60	$ 0.54	$ 2.56	$ 2.33	$ 1.87
Diluted earnings per share	$ 0.54	$ 0.73	$ 0.64	$ 0.61	$ 0.60	$ 0.59	$ 0.60	$ 0.53	$ 2.53	$ 2.31	$ 1.86